COMMITMENTS AND CONTINGENT LIABILITIES (Annual Minimum Future Rental Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2014	$ 688
2015	179
2016	82
Operating Leases, Future Minimum Payments Due, Total	949
Lease expenses	$ 747	$ 783	$ 878